Fair value measurement - Narrative (Details) £ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2026 GBP (£) investment	Sep. 30, 2026 USD ($)	Sep. 30, 2025 GBP (£)	Sep. 30, 2026 USD ($) investment	Mar. 31, 2026 GBP (£)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 51,222				£ 46,755
Number of equity investments | investment	42			42
Number of equity investments valued based on latest transaction price | investment	27			27
Number of equity investments valued based on internal valuation process | investment	15			15
Financial assets	£ 5,072				3,587
Purchase of investments other than investments accounted for using equity method	979		£ 44
Joulent LLC
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Purchase of investments other than investments accounted for using equity method	120	$ 159
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,672				486
Investments held at fair value through profit and loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,978				2,364
Investments held at fair value through profit and loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,637				450
Joulent LLC | Investments held at fair value through profit and loss | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	952			$ 1,263
Investments, contingent consideration, capital contributions	366			$ 486
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Borrowings	£ 45,769				£ 42,505